VANECK VECTORS ENERGY INCOME ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Number of Shares		Value

COMMON STOCK — 77.0%
Energy — 73.8%
121,440	Antero Midstream	$529,478
28,579	Cheniere Energy*	1,465,817
70,476	Enbridge	2,637,917
92,141	EnLink Midstream LLC	351,057
49,162	Equitrans Midstream	347,084
47,380	Gibson Energy LP	904,359
90,201	Inter Pipeline Ltd	1,334,619
61,551	Keyera	1,477,499
117,991	Kinder Morgan	2,261,887
30,489	ONEOK	2,034,226
52,368	Pembina Pipeline	1,891,532
65,126	Plains GP Holdings LP, Cl A	896,785
39,626	Tallgrass Energy LP, Cl A	874,546
41,568	Targa Resources	1,346,803
52,717	TC Energy	2,759,735
88,095	Williams	1,678,210
		22,791,554
Industrials — 3.2%
25,029	Macquarie Infrastructure	982,388

Total Common Stock (Cost $25,319,338)		23,773,942

MASTER LIMITED PARTNERSHIPS — 22.0%

Energy — 22.0%
4,887	Cheniere Energy Partners LP	165,670
9,734	DCP Midstream Partners	151,753
126,003	Energy Transfer Equity	1,396,113
55,374	Enterprise Products Partners	1,292,429
7,961	Equities Midstream Partners	138,203
7,300	Genesis Energy LP	72,489
23,211	Magellan Midstream Partners LP	1,266,160
45,742	MPLX LP	928,105
6,646	Phillips 66 Partners LP	361,343
41,670	Plains All American Pipeline LP	569,629
11,718	Shell Midstream Partners LP	200,495
20,109	Western Midstream Partners LP	262,624
		6,805,013
Total Master Limited Partnerships (Cost $7,690,982)		6,805,013

Total Investments - 99.0% (Cost $33,010,320)		30,578,955
Other Assets in Excess of Liabilities: 1.0%		323,573
NET ASSETS: 100.0%		$30,902,528

* Non-Income Producing

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

Ltd — Limited

Summary of Investments by Sector	% of Investments	Value
Energy	96.8%	$29,596,567
Industrials	3.2%	982,388
	100.0%	30,578,955